Cover	Jul. 26, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 26, 2022
Entity File Number	001-37464
Entity Registrant Name	Cemtrex Inc.
Entity Central Index Key	0001435064
Entity Tax Identification Number	30-0399914
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	276 Greenpoint Ave Bld. 8 Suite 208
Entity Address, City or Town	Brooklyn
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11101
City Area Code	(631)
Local Phone Number	756-9116
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Title of 12(b) Security	Common Stock
Trading Symbol	CETX
Security Exchange Name	NASDAQ
Series 1 Preferred Stock
Title of 12(b) Security	Series 1 Preferred Stock
Trading Symbol	CETXP
Security Exchange Name	NASDAQ